Business Combinations - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Aug. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Payments to acquire businesses, gross			$ 424,722	$ 263,520	$ 9,180
SafetyPay [Member]
Business Acquisition [Line Items]
Business combination, revenues			31,408
Business combination, earnings			21,325
Business combination, acquisition related cost			13,863
Restructuring and other cost			9,319
Payments to acquire businesses, gross			449,790
Consideration paid			449,790
Aggregate Revenues of the Acquired Businesses			1,498,772	1,518,021
Net Earnings of the Acquired Businesses	[1]		(1,855,983)	(139,750)
International Card Services ("ICS"), Orbis Ventures S.A.C. ("PagoEfectivo"), and ViaFintech [Member]
Business Acquisition [Line Items]
Business combination, revenues				24,848
Business combination, earnings				5,180
Business combination, acquisition related cost				2,647
Payments to acquire businesses, gross				285,166
Consideration paid				309,291
Aggregate Revenues of the Acquired Businesses				1,514,581	1,449,217
Net Earnings of the Acquired Businesses	[2]			$ (117,765)	$ (142,420)
Openbucks
Business Acquisition [Line Items]
Payments to acquire businesses, gross		$ 13,262
Consideration paid		$ 9,760
Amount on additional payout			$ 4,288

[1]	The pro forma net loss for 2022 was adjusted to exclude the acquisition-related costs and include additional amortization and interest expense that would have been charged assuming the intangible assets and associated debt had been recorded as of January 1, 2021. The pro forma net loss for 2021 was adjusted to include the acquisition-related costs and additional amortization and interest expense that would have been charged assuming the intangible assets and debt had been recorded as of January 1, 2021.
[2]	The pro forma net loss for 2021 was adjusted to exclude the acquisition-related costs and include additional amortization and interest expense that would have been charged assuming the intangible assets and associated debt had been recorded as of January 1, 2020. The pro forma net loss for 2020 was adjusted to include the acquisition-related costs and additional amortization and interest expense that would have been charged assuming the intangible assets and debt had been recorded as of January 1, 2020.